Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2024 and for the six months ended March 31, 2025:

	As of September 30,	As of March 31,
	2024	2025
Numerator:
Numerator for basic and diluted earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$)	10,653,488	(4,527,468)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	13,027,752	13,770,577

Earnings (Losses) per share – basic and diluted (in HK$)	0.82	(0.33)

Schedule of Diluted Net Earnings (Losses) Per Share

The potentially dilutive securities that have not been included in the calculation of diluted net earnings (losses) per share as their inclusion would be anti-dilutive are as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Outstanding warrant	62,500	62,500